Commitments and Contingencies	3 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13 - Commitments and Contingencies
Litigation
From time to time, the Company may be a party to litigation, government investigations or regulatory proceedings in the ordinary course of business. Because the results of any litigation or other legal proceedings are uncertain, the Company’s financial position, results of operations or cash flows could be materially affected by an unfavorable resolution of one or more of these proceedings, claims, or demands. However, management does not currently believe the ultimate resolution of any pending legal matters is reasonably possible to have a material adverse effect on the Company’s financial position, results of operations or cash flows. The Company accrues for loss contingencies when it is both probable that it will incur the loss and when the Company can reasonably estimate the amount of the loss or range of loss.
No material amounts related to litigation settlements were recognized in the three months ended June 30, 2026 and 2025.
Purchase Obligations
In April 2026, the Company entered into an amendment with a cloud computing web services provider to increase the total purchase commitment by $305.0 million through 2029.